Digital Currencies (Details) - Schedule of continuity of digital currencies		12 Months Ended
		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Digital Currencies (Details) - Schedule of continuity of digital currencies [Line Items]
Beginning balance, Amount
Bitcoin mined, Amount		$ 24,190,059	[1]	$ 24,952,344	[1]
Bitcoin remitted to Northern Data, Amount	[1]	(10,836,179)
Received from sale of property, plant and equipment, Amount		345,658		1,552,295
Acquisition of digital currencies, Amount		3,932,000
Digital currencies paid for services, Amount		(739,024)
Digital currencies traded for cash, Amount		(16,016,280)
Digital currencies for loan repayment, Amount		(11,982,320)
Received from private placement, Amount				47,671
Acquisition (disposal) of digital currencies, Amount				(756)
Acquisition of property, plant and equipment, Amount				(163,942)
Gain loss on sale of digital currencies, Amount		(11,574,330)		290,948
Bitcoin traded for cash, Amount
Gain on sale of bitcoin, Amount
Revaluation adjustment, Amount		(8,010,913)	[2]	2,305,384	[2]
Total				3,349,198
Ending balance, Amount		$ 2,800,657		$ 6		$ 4,508,042
Bitcoin [Member]
Digital Currencies (Details) - Schedule of continuity of digital currencies [Line Items]
Beginning balance, Number
Beginning balance, Amount
Bitcoin mined, Number		832	[1]	519	[1]	335
Bitcoin mined, Amount		$ 24,190,059	[1]	$ 24,952,344	[1]	$ 3,553,362
Bitcoin remitted to Northern Data, Number	[1]	(380)
Bitcoin remitted to Northern Data, Amount	[1]	$ (10,836,179)
Received from sale of property, plant and equipment, Number		9		24
Received from sale of property, plant and equipment, Amount		$ 345,658		$ 1,347,977
Acquisition of digital currencies, Number		100
Acquisition of digital currencies, Amount		$ 3,932,000
Digital currencies paid for services, Number		(27)
Digital currencies paid for services, Amount		$ (739,024)
Digital currencies traded for cash, Number		(640)
Digital currencies traded for cash, Amount		$ (15,747,279)
Digital currencies for loan repayment, Number		(415)
Digital currencies for loan repayment, Amount		$ (11,982,320)
Received from private placement, Number				1
Received from private placement, Amount				$ 47,671
Acquisition (disposal) of digital currencies, Number				(66)
Acquisition (disposal) of digital currencies, Amount				$ (3,347,790)
Acquisition of property, plant and equipment, Number
Acquisition of property, plant and equipment, Amount
Gain loss on sale of digital currencies, Number
Gain loss on sale of digital currencies, Amount		$ (11,574,330)		$ 235,067
Bitcoin traded for cash, Number						(181)
Bitcoin traded for cash, Amount						$ (1,792,071)
Gain on sale of bitcoin, Number
Gain on sale of bitcoin, Amount						$ 62,799
Revaluation adjustment, Number			[2]		[2]
Revaluation adjustment, Amount		$ (5,517,402)	[2]	$ 2,027,683	[2]	$ 2,683,952
Total				$ 2,977,099
Ending balance, Number		111		632		154
Ending balance, Amount		$ 1,842,177		$ 4		$ 4,508,042
Ethereum [Member]
Digital Currencies (Details) - Schedule of continuity of digital currencies [Line Items]
Beginning balance, Number
Beginning balance, Amount
Bitcoin mined, Number			[1]		[1]
Bitcoin mined, Amount			[1]		[1]
Bitcoin remitted to Northern Data, Number	[1]
Bitcoin remitted to Northern Data, Amount	[1]
Received from sale of property, plant and equipment, Number				63
Received from sale of property, plant and equipment, Amount				$ 204,318
Acquisition of digital currencies, Number
Acquisition of digital currencies, Amount
Digital currencies paid for services, Number
Digital currencies paid for services, Amount
Digital currencies traded for cash, Number		(200)
Digital currencies traded for cash, Amount		$ (269,001)
Digital currencies for loan repayment, Number
Digital currencies for loan repayment, Amount
Received from private placement, Number
Received from private placement, Amount
Acquisition (disposal) of digital currencies, Number				974
Acquisition (disposal) of digital currencies, Amount				$ 3,347,034
Acquisition of property, plant and equipment, Number				(36)
Acquisition of property, plant and equipment, Amount				$ (163,942)
Gain loss on sale of digital currencies, Number
Gain loss on sale of digital currencies, Amount				$ 55,881
Bitcoin traded for cash, Number
Bitcoin traded for cash, Amount
Gain on sale of bitcoin, Number
Gain on sale of bitcoin, Amount
Revaluation adjustment, Number			[2]		[2]
Revaluation adjustment, Amount		$ (2,493,511)	[2]	$ 277,701	[2]
Total				$ 372,099
Ending balance, Number		801		1,001
Ending balance, Amount		$ 958,480		$ 2

[1]	During the year ended December 31, 2021, the Company entered into a Miner Lease Agreement and a hosting services agreement with Northern Data, NY LLC, pursuant to which the parties have agreed to split a portion of the mining rewards received and energy costs incurred for the miners put in service pursuant to these agreements. As at December 31, 2022, the Company must remit 19 Bitcoin (2021 - 62 Bitcoin) with a value of $322,099 (2021 - $2,940,412, 2020 - $0) which is presented in the current liabilities.
[2]	Digital assets held are revalued each reporting period based on the fair market value of the price of Bitcoin and Ethereum on the reporting date. As at December 31, 2022, the prices of Bitcoin and Ethereum were $16,548 (2021 - $47,117, 2020 - $29,002) and $1,197 (2021 - $3,718, 2020 - $738), respectively resulting in total revaluation loss of $8,010,913. The Company recorded $3,706,624 of the loss in other comprehensive loss, net of taxes of $1,047,759, and the remaining loss of $3,256,530 was recorded on the statement of comprehensive income.